U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
ANNUAL NOTICE OF SECURITES SOLD
PURSUANT TO RULE 24F-2


1.	Name and address of issuer:	Artisan Partners
Funds, Inc.
		875 East Wisconsin Ave.
		Suite 800
		Milwaukee, Wisconsin 53202
2.	The name of each series or class of securities for
which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer check the
box but do not list series or classes):	[  ]



3.	Artisan Small Cap Fund Investor Shares

Investment Company Act File Number: 811-08932

	Securities Act File Number: 33-88316

4(a).	Last day of fiscal year for which this Form is
filed: September 30, 2013
4(b).	[  ]	Check box if this Form is being filed late
(i.e., more than 90 calendar days after the end of the
issuers fiscal year).
(See instruction A.2)
NOTE: IF THE FORM IS BEING FILED LATE,
INTEREST MUST BE PAID ON THE
REGISTRATION FEE DUE.
4(c).	[   ]	Check box if this is the last time the
issuer will be filing this Form.

5.		Calculation of registration fee:

	(i)	Aggregate sale price of securities sold
		during the fiscal year pursuant to section
24(f):		$723,927,322.58

	(ii)	Aggregate price of securities redeemed
		or repurchased during the fiscal year:	$
365,992,901.20

	(iii)	Aggregate price of securities redeemed
		or repurchased during any PRIOR fiscal
year ending no earlier than October 11, 1995 that were
not previously used to reduce registration fees payable to
the Commission:	$  223,567,058.00

	(iv)	Total available redemption credits
		[add Items 5(ii) and 5(iii)]:		 $
589,559,959.20



	(v)	Net sales -- if Item 5(i) is greater
		than Item 5(iv) [subtract Item 5(iv)
	 $ 134,367,363.38
		from Item 5(i)]:

	(vi)	Redemption credits available for use
		in future years -- if Item 5(i) is	$ 0


			less than Item 5(iv) [subtract Item
5(iv) from Item 5(i)]:

	(vii)	Multiplier for determining registration
		fee (See Instruction C.9):	x
0.00012880

	(viii)	Registration fee due [multiply Item 5(v)
		by Item 5(vii)] (enter 0 if no fee is due):
	= $ 17,306.52



6.	Prepaid Shares

		If the response to Item 5(i) was
determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _0

7.	Interest due -- if this Form is being filed more
than 90 days after the
	end of the issuers fiscal year (see Instruction D):
	+ $0

8.	Total of the amount of the registration fee due
plus any interest due
	[Item 5(viii) plus Item 7]:	= $ 17,306.52

9.	Date the registration fee and any interest
payment was sent to the Commissions lockbox depository: 12/23/2013: $17,306.52


	Method of Delivery:


			[ X ]  Wire Transfer
			[    ]  Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)
			/s/ Gregory K. Ramirez
			Gregory K. Ramirez Chief
Financial Officer, Vice President and Treasurer

Date: 	12/23/2013



U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
ANNUAL NOTICE OF SECURITES SOLD
PURSUANT TO RULE 24F-2


1.	Name and address of issuer:	Artisan Partners
Funds, Inc.
		875 East Wisconsin Ave.
		Suite 800
		Milwaukee, Wisconsin 53202
2.	The name of each series or class of securities for
which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the
box but do not list series or classes):	[  ]



3.	Artisan Global Equity Fund

Investment Company Act File Number: 811-08932

	Securities Act File Number: 33-88316

4(a).	Last day of fiscal year for which this Form is
filed: September 30, 2013
4(b).	[  ]	Check box if this Form is being filed late
(i.e., more than 90 calendar days after the end of the
issuers fiscal year).
(See instruction A.2)
NOTE: IF THE FORM IS BEING FILED LATE,
INTEREST MUST BE PAID ON THE
REGISTRATION FEE DUE.
4(c).	[   ]	Check box if this is the last time the
issuer will be filing this Form.

5.		Calculation of registration fee:

	(i)	Aggregate sale price of securities sold
		during the fiscal year pursuant to section
24(f):		$145,050,139.09

	(ii)	Aggregate price of securities redeemed
		or repurchased during the fiscal year:	$
16,719,188.96

	(iii)	Aggregate price of securities redeemed
		or repurchased during any PRIOR fiscal
year ending no earlier than October 11, 1995 that were
not previously used to reduce registration fees payable to
the Commission:	$  0

	(iv)	Total available redemption credits
		[add Items 5(ii) and 5(iii)]:		 $
16,719,188.96



	(v)	Net sales -- if Item 5(i) is greater
		than Item 5(iv) [subtract Item 5(iv)
	 $ 128,330,950.13
		from Item 5(i)]:

	(vi)	Redemption credits available for use
		in future years -- if Item 5(i) is	$ 0


			less than Item 5(iv) [subtract Item
5(iv) from Item 5(i)]:

	(vii)	Multiplier for determining registration
		fee (See Instruction C.9):	x
0.00012880

	(viii)	Registration fee due [multiply Item 5(v)
		by Item 5(vii)] (enter 0 if no fee is due):
	= $ 16,529.03



6.	Prepaid Shares

		If the response to Item 5(i) was
determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _0

7.	Interest due -- if this Form is being filed more
than 90 days after the
	end of the issuers fiscal year (see Instruction D):
	+ $0

8.	Total of the amount of the registration fee due
plus any interest due
	[Item 5(viii) plus Item 7]:	= $ 16,529.03

9.	Date the registration fee and any interest
payment was sent to the Commissions lockbox
depository: 12/23/2013:  $16,529.03


	Method of Delivery:


			[ X ]  Wire Transfer
			[    ]  Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)
			/s/ Gregory K. Ramirez
			Gregory K. Ramirez Chief
Financial Officer, Vice President and Treasurer

Date: 	12/23/2013







U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
ANNUAL NOTICE OF SECURITES SOLD
PURSUANT TO RULE 24F-2


1.	Name and address of issuer:	Artisan Partners
Funds, Inc.
		875 East Wisconsin Ave.
		Suite 800
		Milwaukee, Wisconsin 53202
2.	The name of each series or class of securities for
which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the
box but do not list series or classes):	[  ]



3.	Artisan Small Cap Fund Institutional Shares

Investment Company Act File Number: 811-08932

	Securities Act File Number: 33-88316

4(a).	Last day of fiscal year for which this Form is
filed: September 30, 2013
4(b).	[  ]	Check box if this Form is being filed late
(i.e., more than 90 calendar days after the end of the
issuers fiscal year).
(See instruction A.2)
NOTE: IF THE FORM IS BEING FILED LATE,
INTEREST MUST BE PAID ON THE
REGISTRATION FEE DUE.
4(c).	[   ]	Check box if this is the last time the
issuer will be filing this Form.

5.		Calculation of registration fee:

	(i)	Aggregate sale price of securities sold
		during the fiscal year pursuant to section
24(f):		$148,313,887.74

	(ii)	Aggregate price of securities redeemed
		or repurchased during the fiscal year:	$
17,765,812.35

	(iii)	Aggregate price of securities redeemed
		or repurchased during any PRIOR fiscal
year ending no earlier than October 11, 1995 that were
not previously used to reduce registration fees payable to
the Commission:	$  0

	(iv)	Total available redemption credits
		[add Items 5(ii) and 5(iii)]:		 $
17,765,812.35



	(v)	Net sales -- if Item 5(i) is greater
		than Item 5(iv) [subtract Item 5(iv)
	$130,548,075.39
		from Item 5(i)]:

	(vi)	Redemption credits available for use
		in future years -- if Item 5(i) is	$ 0


			less than Item 5(iv) [subtract Item
5(iv) from Item 5(i)]:

	(vii)	Multiplier for determining registration
		fee (See Instruction C.9):	x
0.00012880

	(viii)	Registration fee due [multiply Item 5(v)
		by Item 5(vii)] (enter 0 if no fee is due):
	= $ 16,814.59



6.	Prepaid Shares

		If the response to Item 5(i) was
determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _0

7.	Interest due -- if this Form is being filed more
than 90 days after the
	end of the issuers fiscal year (see Instruction D):
	+ $0

8.	Total of the amount of the registration fee due
plus any interest due
	[Item 5(viii) plus Item 7]:	= $ 16,814.59

9.	Date the registration fee and any interest
payment was sent to the Commissions lockbox
depository: 12/23/2013:  $16,814.59


	Method of Delivery:


			[ X ]  Wire Transfer
			[    ]  Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)
			/s/ Gregory K. Ramirez
			Gregory K. Ramirez Chief
Financial Officer, Vice President and Treasurer

Date: 	12/23/2013







U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
ANNUAL NOTICE OF SECURITES SOLD
PURSUANT TO RULE 24F-2


1.	Name and address of issuer:	Artisan Partners
Funds, Inc.
		875 East Wisconsin Ave.
		Suite 800
		Milwaukee, Wisconsin 53202
2.	The name of each series or class of securities for
which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the
box but do not list series or classes):	[  ]



3.	Artisan International Fund Investor Shares

Investment Company Act File Number: 811-08932

	Securities Act File Number: 33-88316

4(a).	Last day of fiscal year for which this Form is
filed: September 30, 2013
4(b).	[  ]	Check box if this Form is being filed late
(i.e., more than 90 calendar days after the end of the
issuers fiscal year).
(See instruction A.2)
NOTE: IF THE FORM IS BEING FILED LATE,
INTEREST MUST BE PAID ON THE
REGISTRATION FEE DUE.
4(c).	[   ]	Check box if this is the last time the
issuer will be filing this Form.

5.		Calculation of registration fee:

	(i)	Aggregate sale price of securities sold
		during the fiscal year pursuant to section
24(f):		$2,969,781,897.63

	(ii)	Aggregate price of securities redeemed
		or repurchased during the fiscal year:	$
1,586,472,631.42

	(iii)	Aggregate price of securities redeemed
		or repurchased during any PRIOR fiscal
year ending no earlier than October 11, 1995 that were
not previously used to reduce registration fees payable to
the Commission:	$  2,350,489,186.00

	(iv)	Total available redemption credits
		[add Items 5(ii) and 5(iii)]:		 $
3,936,961,817.42



	(v)	Net sales -- if Item 5(i) is greater
		than Item 5(iv) [subtract Item 5(iv)
	 $ 0
		from Item 5(i)]:

	(vi)	Redemption credits available for use
		in future years -- if Item 5(i) is	$
(967,179,919.79)


			less than Item 5(iv) [subtract Item
5(iv) from Item 5(i)]:

	(vii)	Multiplier for determining registration
		fee (See Instruction C.9):	x
0.00012880

	(viii)	Registration fee due [multiply Item 5(v)
		by Item 5(vii)] (enter 0 if no fee is due):
	= $ 0



6.	Prepaid Shares

		If the response to Item 5(i) was
determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _0

7.	Interest due -- if this Form is being filed more
than 90 days after the
	end of the issuers fiscal year (see Instruction D):
	+ $0

8.	Total of the amount of the registration fee due
plus any interest due
	[Item 5(viii) plus Item 7]:	= $ 0

9.	Date the registration fee and any interest
payment was sent to the Commissions lockbox depository: 12/23/2013: $0


	Method of Delivery:


			[ X ]  Wire Transfer
			[    ]  Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)
			/s/ Gregory K. Ramirez
			Gregory K. Ramirez Chief
Financial Officer, Vice President and Treasurer

Date: 	12/23/2013








U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
ANNUAL NOTICE OF SECURITES SOLD
PURSUANT TO RULE 24F-2


1.	Name and address of issuer:	Artisan Partners
Funds, Inc.
		875 East Wisconsin Ave.
		Suite 800
		Milwaukee, Wisconsin 53202
2.	The name of each series or class of securities for
which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the
box but do not list series or classes):	[  ]



3.	Artisan International Fund Institutional Shares

Investment Company Act File Number: 811-08932

	Securities Act File Number: 33-88316

4(a).	Last day of fiscal year for which this Form is
filed: September 30, 2013
4(b).	[  ]	Check box if this Form is being filed late
(i.e., more than 90 calendar days after the end of the
issuers fiscal year).
(See instruction A.2)
NOTE: IF THE FORM IS BEING FILED LATE,
INTEREST MUST BE PAID ON THE
REGISTRATION FEE DUE.
4(c).	[   ]	Check box if this is the last time the
issuer will be filing this Form.

5.		Calculation of registration fee:

	(i)	Aggregate sale price of securities sold
		during the fiscal year pursuant to section
24(f):		$698,436,668.03

	(ii)	Aggregate price of securities redeemed
		or repurchased during the fiscal year:	$
579,040,572.13

	(iii)	Aggregate price of securities redeemed
		or repurchased during any PRIOR fiscal
year ending no earlier than October 11, 1995 that were
not previously used to reduce registration fees payable to
the Commission:	$  868,835,500.00

	(iv)	Total available redemption credits
		[add Items 5(ii) and 5(iii)]:		$
1,447,876,072.13



	(v)	Net sales -- if Item 5(i) is greater
		than Item 5(iv) [subtract Item 5(iv)
	 $ 0
		from Item 5(i)]:

	(vi)	Redemption credits available for use
		in future years -- if Item 5(i) is	$
(749,439,404.10)


			less than Item 5(iv) [subtract Item
5(iv) from Item 5(i)]:

	(vii)	Multiplier for determining registration
		fee (See Instruction C.9):	x
0.00012880

	(viii)	Registration fee due [multiply Item 5(v)
		by Item 5(vii)] (enter 0 if no fee is due):
	= $ 0



6.	Prepaid Shares

		If the response to Item 5(i) was
determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _0

7.	Interest due -- if this Form is being filed more
than 90 days after the
	end of the issuers fiscal year (see Instruction D):
	+ $0

8.	Total of the amount of the registration fee due
plus any interest due
	[Item 5(viii) plus Item 7]:	= $ 0

9.	Date the registration fee and any interest
payment was sent to the Commissions lockbox
depository: 12/23/2013:  $0


	Method of Delivery:


			[ X ]  Wire Transfer
			[    ]  Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)
			/s/ Gregory K. Ramirez
			Gregory K. Ramirez Chief
Financial Officer, Vice President and Treasurer

Date: 	12/23/2013








U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
ANNUAL NOTICE OF SECURITES SOLD
PURSUANT TO RULE 24F-2


1.	Name and address of issuer:	Artisan Partners
Funds Inc.
		875 East Wisconsin Ave.
		Suite 800
		Milwaukee, Wisconsin 53202
2.	The name of each series or class of securities for
which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the
box but do not list series or classes):	[  ]



3.	Artisan Mid Cap Fund Investor Shares

Investment Company Act File Number: 811-08932

	Securities Act File Number: 33-88316

4(a).	Last day of fiscal year for which this Form is
filed: September 30, 2013
4(b).	[  ]	Check box if this Form is being filed late
(i.e., more than 90 calendar days after the end of the
issuers fiscal year).
(See instruction A.2)
NOTE: IF THE FORM IS BEING FILED LATE,
INTEREST MUST BE PAID ON THE
REGISTRATION FEE DUE.
4(c).	[   ]	Check box if this is the last time the
issuer will be filing this Form.

5.		Calculation of registration fee:

	(i)	Aggregate sale price of securities sold
		during the fiscal year pursuant to section
24(f):		$1,176,565,112.93

	(ii)	Aggregate price of securities redeemed
		or repurchased during the fiscal year:	$
1,418,303,680.00

	(iii)	Aggregate price of securities redeemed
		or repurchased during any PRIOR fiscal
year ending no earlier than October 11, 1995 that were
not previously used to reduce registration fees payable to
the Commission:	$  511,741,596.00

	(iv)	Total available redemption credits
		[add Items 5(ii) and 5(iii)]:		$
1,930,045,276.00



	(v)	Net sales -- if Item 5(i) is greater
		than Item 5(iv) [subtract Item 5(iv)
	 $ 0
		from Item 5(i)]:

	(vi)	Redemption credits available for use
		in future years -- if Item 5(i) is	$
(753,480,163.07)


			less than Item 5(iv) [subtract Item
5(iv) from Item 5(i)]:

	(vii)	Multiplier for determining registration
		fee (See Instruction C.9):	x
0.00012880

	(viii)	Registration fee due [multiply Item 5(v)
		by Item 5(vii)] (enter 0 if no fee is due):
	= $ 0



6.	Prepaid Shares

		If the response to Item 5(i) was
determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _0

7.	Interest due -- if this Form is being filed more
than 90 days after the
	end of the issuers fiscal year (see Instruction D):
	+ $0

8.	Total of the amount of the registration fee due
plus any interest due
	[Item 5(viii) plus Item 7]:	= $ 0

9.	Date the registration fee and any interest
payment was sent to the Commissions lockbox depository: 12/23/2013: $0


	Method of Delivery:


			[ X ]  Wire Transfer
			[    ]  Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)
			/s/ Gregory K. Ramirez
			Gregory K. Ramirez Chief
Financial Officer, Vice President and Treasurer

Date: 	12/23/2013








U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
ANNUAL NOTICE OF SECURITES SOLD
PURSUANT TO RULE 24F-2


1.	Name and address of issuer:	Artisan Partners
Funds, Inc.
		875 East Wisconsin Ave.
		Suite 800
		Milwaukee, Wisconsin 53202
2.	The name of each series or class of securities for
which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the
box but do not list series or classes):	[  ]



3.	Artisan Mid Cap Fund Institutional Shares

Investment Company Act File Number: 811-08932

	Securities Act File Number: 33-88316

4(a).	Last day of fiscal year for which this Form is
filed: September 30, 2013
4(b).	[  ]	Check box if this Form is being filed late
(i.e., more than 90 calendar days after the end of the
issuers fiscal year).
(See instruction A.2)
NOTE: IF THE FORM IS BEING FILED LATE,
INTEREST MUST BE PAID ON THE
REGISTRATION FEE DUE.
4(c).	[   ]	Check box if this is the last time the
issuer will be filing this Form.

5.		Calculation of registration fee:

	(i)	Aggregate sale price of securities sold
		during the fiscal year pursuant to section
24(f):		$1,088,058,843.62

	(ii)	Aggregate price of securities redeemed
		or repurchased during the fiscal year:	$
326,157,195.87

	(iii)	Aggregate price of securities redeemed
		or repurchased during any PRIOR fiscal
year ending no earlier than October 11, 1995 that were
not previously used to reduce registration fees payable to
the Commission:	$  0

	(iv)	Total available redemption credits
		[add Items 5(ii) and 5(iii)]:		 $
326,157,195.87



	(v)	Net sales -- if Item 5(i) is greater
		than Item 5(iv) [subtract Item 5(iv)
	 $ 761,901,647.75
		from Item 5(i)]:

	(vi)	Redemption credits available for use
		in future years -- if Item 5(i) is	$ 0


			less than Item 5(iv) [subtract Item
5(iv) from Item 5(i)]:

	(vii)	Multiplier for determining registration
		fee (See Instruction C.9):	x
0.00012880

	(viii)	Registration fee due [multiply Item 5(v)
		by Item 5(vii)] (enter 0 if no fee is due):
	= $ 98,132.93



6.	Prepaid Shares

		If the response to Item 5(i) was
determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _0

7.	Interest due -- if this Form is being filed more
than 90 days after the
	end of the issuers fiscal year (see Instruction D):
	+ $0

8.	Total of the amount of the registration fee due
plus any interest due
	[Item 5(viii) plus Item 7]:	= $ 98,132.93

9.	Date the registration fee and any interest
payment was sent to the Commissions lockbox
depository: 12/23/2013:  $98,132.93


	Method of Delivery:


			[ X ]  Wire Transfer
			[    ]  Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)
			/s/ Gregory K. Ramirez
			Gregory K. Ramirez Chief
Financial Officer, Vice President and Treasurer

Date: 	12/23/2013







U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
ANNUAL NOTICE OF SECURITES SOLD
PURSUANT TO RULE 24F-2


1.	Name and address of issuer:	Artisan Partners
Funds, Inc.
		875 East Wisconsin Ave.
		Suite 800
		Milwaukee, Wisconsin 53202
2.	The name of each series or class of securities for
which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the
box but do not list series or classes):	[  ]



3.	Artisan Small Cap Value Fund Investor Shares

Investment Company Act File Number: 811-08932

	Securities Act File Number: 33-88316

4(a).	Last day of fiscal year for which this Form is
filed: September 30, 2013
4(b).	[  ]	Check box if this Form is being filed late
(i.e., more than 90 calendar days after the end of the
issuers fiscal year).
(See instruction A.2)
NOTE: IF THE FORM IS BEING FILED LATE,
INTEREST MUST BE PAID ON THE
REGISTRATION FEE DUE.
4(c).	[   ]	Check box if this is the last time the
issuer will be filing this Form.

5.		Calculation of registration fee:

	(i)	Aggregate sale price of securities sold
		during the fiscal year pursuant to section
24(f):		$526,517,799.20

	(ii)	Aggregate price of securities redeemed
		or repurchased during the fiscal year:	$
815,911,068.16

	(iii)	Aggregate price of securities redeemed
		or repurchased during any PRIOR fiscal
year ending no earlier than October 11, 1995 that were
not previously used to reduce registration fees payable to
the Commission:	$  129,306,851.00

	(iv)	Total available redemption credits
		[add Items 5(ii) and 5(iii)]:		 $
945,217,919.16



	(v)	Net sales -- if Item 5(i) is greater
		than Item 5(iv) [subtract Item 5(iv)
	 $ 0
		from Item 5(i)]:

	(vi)	Redemption credits available for use
		in future years -- if Item 5(i) is	$
(418,700,119.96)


			less than Item 5(iv) [subtract Item
5(iv) from Item 5(i)]:

	(vii)	Multiplier for determining registration
		fee (See Instruction C.9):	x
0.00012880

	(viii)	Registration fee due [multiply Item 5(v)
		by Item 5(vii)] (enter 0 if no fee is due):
	= $ 0



6.	Prepaid Shares

		If the response to Item 5(i) was
determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _0

7.	Interest due -- if this Form is being filed more
than 90 days after the
	end of the issuers fiscal year (see Instruction D):
	+ $0

8.	Total of the amount of the registration fee due
plus any interest due
	[Item 5(viii) plus Item 7]:	= $ 0

9.	Date the registration fee and any interest
payment was sent to the Commissions lockbox depository: 12/23/2013: $0


	Method of Delivery:


			[ X ]  Wire Transfer
			[    ]  Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)
			/s/ Gregory K. Ramirez
			Gregory K. Ramirez Chief
Financial Officer, Vice President and Treasurer

Date: 	12/23/2013








U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
ANNUAL NOTICE OF SECURITES SOLD
PURSUANT TO RULE 24F-2


1.	Name and address of issuer:	Artisan Partners
Funds, Inc.
		875 East Wisconsin Ave.
		Suite 800
		Milwaukee, Wisconsin 53202
2.	The name of each series or class of securities for
which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the
box but do not list series or classes):	[  ]



3.	Artisan Small Cap Value Fund Institutional
Shares

Investment Company Act File Number: 811-08932

	Securities Act File Number: 33-88316

4(a).	Last day of fiscal year for which this Form is
filed: September 30, 2013
4(b).	[  ]	Check box if this Form is being filed late
(i.e., more than 90 calendar days after the end of the
issuers fiscal year).
(See instruction A.2)
NOTE: IF THE FORM IS BEING FILED LATE,
INTEREST MUST BE PAID ON THE
REGISTRATION FEE DUE.
4(c).	[   ]	Check box if this is the last time the
issuer will be filing this Form.

5.		Calculation of registration fee:

	(i)	Aggregate sale price of securities sold
		during the fiscal year pursuant to section
24(f):		$45,792,803.11

	(ii)	Aggregate price of securities redeemed
		or repurchased during the fiscal year:	$
91,804,188.35

	(iii)	Aggregate price of securities redeemed
		or repurchased during any PRIOR fiscal
year ending no earlier than October 11, 1995 that were
not previously used to reduce registration fees payable to
the Commission:	$  2,848,009.00

	(iv)	Total available redemption credits
		[add Items 5(ii) and 5(iii)]:		 $
94,652,197.35



	(v)	Net sales -- if Item 5(i) is greater
		than Item 5(iv) [subtract Item 5(iv)
	 $ 0
		from Item 5(i)]:

	(vi)	Redemption credits available for use
		in future years -- if Item 5(i) is	$
(48,859,394.24)


			less than Item 5(iv) [subtract Item
5(iv) from Item 5(i)]:

	(vii)	Multiplier for determining registration
		fee (See Instruction C.9):	x
0.00012880

	(viii)	Registration fee due [multiply Item 5(v)
		by Item 5(vii)] (enter 0 if no fee is due):
	= $ 0



6.	Prepaid Shares

		If the response to Item 5(i) was
determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _0

7.	Interest due -- if this Form is being filed more
than 90 days after the
	end of the issuers fiscal year (see Instruction D):
	+ $0

8.	Total of the amount of the registration fee due
plus any interest due
	[Item 5(viii) plus Item 7]:	= $ 0

9.	Date the registration fee and any interest
payment was sent to the Commissions lockbox depository: 12/23/2013: $0


	Method of Delivery:


			[ X ]  Wire Transfer
			[    ]  Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)
			/s/ Gregory K. Ramirez
			Gregory K. Ramirez Chief
Financial Officer, Vice President and Treasurer

Date: 	12/23/2013








U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
ANNUAL NOTICE OF SECURITES SOLD
PURSUANT TO RULE 24F-2


1.	Name and address of issuer:	Artisan Partners
Funds, Inc.
		875 East Wisconsin Ave.
		Suite 800
		Milwaukee, Wisconsin 53202
2.	The name of each series or class of securities for
which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the
box but do not list series or classes):	[  ]



3.	Artisan Mid Cap Value Fund Investor Shares

Investment Company Act File Number: 811-08932

	Securities Act File Number: 33-88316

4(a).	Last day of fiscal year for which this Form is
filed: September 30, 2013
4(b).	[  ]	Check box if this Form is being filed late
(i.e., more than 90 calendar days after the end of the
issuers fiscal year).
(See instruction A.2)
NOTE: IF THE FORM IS BEING FILED LATE,
INTEREST MUST BE PAID ON THE
REGISTRATION FEE DUE.
4(c).	[   ]	Check box if this is the last time the
issuer will be filing this Form.

5.		Calculation of registration fee:

	(i)	Aggregate sale price of securities sold
		during the fiscal year pursuant to section
24(f):		$2,477,183,172.71

	(ii)	Aggregate price of securities redeemed
		or repurchased during the fiscal year:	$
2,184,694,366.51

	(iii)	Aggregate price of securities redeemed
		or repurchased during any PRIOR fiscal
year ending no earlier than October 11, 1995 that were
not previously used to reduce registration fees payable to
the Commission:	$  0

	(iv)	Total available redemption credits
		[add Items 5(ii) and 5(iii)]:		 $
2,184,694,366.51



	(v)	Net sales -- if Item 5(i) is greater
		than Item 5(iv) [subtract Item 5(iv)
	 $ 292,488,806.20
		from Item 5(i)]:

	(vi)	Redemption credits available for use
		in future years -- if Item 5(i) is	$ 0


			less than Item 5(iv) [subtract Item
5(iv) from Item 5(i)]:

	(vii)	Multiplier for determining registration
		fee (See Instruction C.9):	x
0.00012880

	(viii)	Registration fee due [multiply Item 5(v)
		by Item 5(vii)] (enter 0 if no fee is due):
	= $ 37,672.56



6.	Prepaid Shares

		If the response to Item 5(i) was
determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _0

7.	Interest due -- if this Form is being filed more
than 90 days after the
	end of the issuers fiscal year (see Instruction D):
	+ $0

8.	Total of the amount of the registration fee due
plus any interest due
	[Item 5(viii) plus Item 7]:	= $ 37,672.56

9.	Date the registration fee and any interest
payment was sent to the Commissions lockbox
depository: 12/23/2013:  $37,672.56


	Method of Delivery:


			[ X ]  Wire Transfer
			[    ]  Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)
			/s/ Gregory K. Ramirez
			Gregory K. Ramirez Chief
Financial Officer, Vice President and Treasurer

Date: 	12/23/2013







U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
ANNUAL NOTICE OF SECURITES SOLD
PURSUANT TO RULE 24F-2


1.	Name and address of issuer:	Artisan Partners
Funds, Inc.
		875 East Wisconsin Ave.
		Suite 800
		Milwaukee, Wisconsin 53202
2.	The name of each series or class of securities for
which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the
box but do not list series or classes):	[  ]



3.	Artisan Mid Cap Value Fund Institutional Shares

Investment Company Act File Number: 811-08932

	Securities Act File Number: 33-88316

4(a).	Last day of fiscal year for which this Form is
filed: September 30, 2013
4(b).	[  ]	Check box if this Form is being filed late
(i.e., more than 90 calendar days after the end of the
issuers fiscal year).
(See instruction A.2)
NOTE: IF THE FORM IS BEING FILED LATE,
INTEREST MUST BE PAID ON THE
REGISTRATION FEE DUE.
4(c).	[   ]	Check box if this is the last time the
issuer will be filing this Form.

5.		Calculation of registration fee:

	(i)	Aggregate sale price of securities sold
		during the fiscal year pursuant to section
24(f):		$545,697,271.04

	(ii)	Aggregate price of securities redeemed
		or repurchased during the fiscal year:	$
142,611,227.65

	(iii)	Aggregate price of securities redeemed
		or repurchased during any PRIOR fiscal
year ending no earlier than October 11, 1995 that were
not previously used to reduce registration fees payable to
the Commission:	$  0

	(iv)	Total available redemption credits
		[add Items 5(ii) and 5(iii)]:		 $
142,611,227.65



	(v)	Net sales -- if Item 5(i) is greater
		than Item 5(iv) [subtract Item 5(iv)
	 $ 403,086,043.39
		from Item 5(i)]:

	(vi)	Redemption credits available for use
		in future years -- if Item 5(i) is	$ 0


			less than Item 5(iv) [subtract Item
5(iv) from Item 5(i)]:

	(vii)	Multiplier for determining registration
		fee (See Instruction C.9):	x
0.00012880

	(viii)	Registration fee due [multiply Item 5(v)
		by Item 5(vii)] (enter 0 if no fee is due):
	= $ 51,917.48



6.	Prepaid Shares

		If the response to Item 5(i) was
determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _0

7.	Interest due -- if this Form is being filed more
than 90 days after the
	end of the issuers fiscal year (see Instruction D):
	+ $0

8.	Total of the amount of the registration fee due
plus any interest due
	[Item 5(viii) plus Item 7]:	= $ 51,917.48

9.	Date the registration fee and any interest
payment was sent to the Commissions lockbox depository: 12/23/2013: $51,917.48


	Method of Delivery:


			[ X ]  Wire Transfer
			[    ]  Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)
			/s/ Gregory K. Ramirez
			Gregory K. Ramirez Chief
Financial Officer, Vice President and Treasurer

Date: 	12/23/2013







U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
ANNUAL NOTICE OF SECURITES SOLD
PURSUANT TO RULE 24F-2


1.	Name and address of issuer:	Artisan Partners
Funds, Inc.
		875 East Wisconsin Ave.
		Suite 800
		Milwaukee, Wisconsin 53202
2.	The name of each series or class of securities for
which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the
box but do not list series or classes):	[  ]



3.	Artisan International Small Cap Fund

Investment Company Act File Number: 811-08932

	Securities Act File Number: 33-88316

4(a).	Last day of fiscal year for which this Form is
filed: September 30, 2013
4(b).	[  ]	Check box if this Form is being filed late
(i.e., more than 90 calendar days after the end of the
issuers fiscal year).
(See instruction A.2)
NOTE: IF THE FORM IS BEING FILED LATE,
INTEREST MUST BE PAID ON THE
REGISTRATION FEE DUE.
4(c).	[   ]	Check box if this is the last time the
issuer will be filing this Form.

5.		Calculation of registration fee:

	(i)	Aggregate sale price of securities sold
		during the fiscal year pursuant to section
24(f):		$269,885,411.01

	(ii)	Aggregate price of securities redeemed
		or repurchased during the fiscal year:	$
190,428,030.28

	(iii)	Aggregate price of securities redeemed
		or repurchased during any PRIOR fiscal
year ending no earlier than October 11, 1995 that were
not previously used to reduce registration fees payable to
the Commission:	$  241,186,180.00

	(iv)	Total available redemption credits
		[add Items 5(ii) and 5(iii)]:		 $
431,614,210.28



	(v)	Net sales -- if Item 5(i) is greater
		than Item 5(iv) [subtract Item 5(iv)
	 $ 0
		from Item 5(i)]:

	(vi)	Redemption credits available for use
		in future years -- if Item 5(i) is	$
(161,728,799.27)


			less than Item 5(iv) [subtract Item
5(iv) from Item 5(i)]:

	(vii)	Multiplier for determining registration
		fee (See Instruction C.9):	x
0.00012880

	(viii)	Registration fee due [multiply Item 5(v)
		by Item 5(vii)] (enter 0 if no fee is due):
	= $ 0



6.	Prepaid Shares

		If the response to Item 5(i) was
determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _0

7.	Interest due -- if this Form is being filed more
than 90 days after the
	end of the issuers fiscal year (see Instruction D):
	+ $0

8.	Total of the amount of the registration fee due
plus any interest due
	[Item 5(viii) plus Item 7]:	= $ 0

9.	Date the registration fee and any interest
payment was sent to the Commissions lockbox depository: 12/23/2013: $0


	Method of Delivery:


			[ X ]  Wire Transfer
			[    ]  Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)
			/s/ Gregory K. Ramirez
			Gregory K. Ramirez Chief
Financial Officer, Vice President and Treasurer

Date: 	12/23/2013








U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
ANNUAL NOTICE OF SECURITES SOLD
PURSUANT TO RULE 24F-2


1.	Name and address of issuer:	Artisan Partners
Funds, Inc.
		875 East Wisconsin Ave.
		Suite 800
		Milwaukee, Wisconsin 53202
2.	The name of each series or class of securities for
which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the
box but do not list series or classes):	[  ]



3.	Artisan International Value Fund Investor Shares

Investment Company Act File Number: 811-08932

	Securities Act File Number: 33-88316

4(a).	Last day of fiscal year for which this Form is
filed: September 30, 2013
4(b).	[  ]	Check box if this Form is being filed late
(i.e., more than 90 calendar days after the end of the
issuers fiscal year).
(See instruction A.2)
NOTE: IF THE FORM IS BEING FILED LATE,
INTEREST MUST BE PAID ON THE
REGISTRATION FEE DUE.
4(c).	[   ]	Check box if this is the last time the
issuer will be filing this Form.

5.		Calculation of registration fee:

	(i)	Aggregate sale price of securities sold
		during the fiscal year pursuant to section
24(f):		$2,498,667,415.06

	(ii)	Aggregate price of securities redeemed
		or repurchased during the fiscal year:	$
1,071,632,399.63

	(iii)	Aggregate price of securities redeemed
		or repurchased during any PRIOR fiscal
year ending no earlier than October 11, 1995 that were
not previously used to reduce registration fees payable to
the Commission:	$  0

	(iv)	Total available redemption credits
		[add Items 5(ii) and 5(iii)]:		 $
1,071,632,399.63



	(v)	Net sales -- if Item 5(i) is greater
		than Item 5(iv) [subtract Item 5(iv)
	$1,427,035,015.43
		from Item 5(i)]:

	(vi)	Redemption credits available for use
		in future years -- if Item 5(i) is	$ 0


			less than Item 5(iv) [subtract Item
5(iv) from Item 5(i)]:

	(vii)	Multiplier for determining registration
		fee (See Instruction C.9):	x
0.00012880

	(viii)	Registration fee due [multiply Item 5(v)
		by Item 5(vii)] (enter 0 if no fee is due):
	= $ 183,802.11



6.	Prepaid Shares

		If the response to Item 5(i) was
determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _0

7.	Interest due -- if this Form is being filed more
than 90 days after the
	end of the issuers fiscal year (see Instruction D):
	+ $0

8.	Total of the amount of the registration fee due
plus any interest due
	[Item 5(viii) plus Item 7]:	= $ 183,802.11

9.	Date the registration fee and any interest
payment was sent to the Commissions lockbox
depository: 12/23/2013:  $183,802.11


	Method of Delivery:


			[ X ]  Wire Transfer
			[    ]  Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)
			/s/ Gregory K. Ramirez
			Gregory K. Ramirez Chief
Financial Officer, Vice President and Treasurer

Date: 	12/23/2013







U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
ANNUAL NOTICE OF SECURITES SOLD
PURSUANT TO RULE 24F-2


1.	Name and address of issuer:	Artisan Partners
Funds, Inc.
		875 East Wisconsin Ave.
		Suite 800
		Milwaukee, Wisconsin 53202
2.	The name of each series or class of securities for
which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the
box but do not list series or classes):	[  ]



3.	Artisan International Value Fund Institutional
Shares

Investment Company Act File Number: 811-08932

	Securities Act File Number: 33-88316

4(a).	Last day of fiscal year for which this Form is
filed: September 30, 2013
4(b).	[  ]	Check box if this Form is being filed late
(i.e., more than 90 calendar days after the end of the
issuers fiscal year).
(See instruction A.2)
NOTE: IF THE FORM IS BEING FILED LATE,
INTEREST MUST BE PAID ON THE
REGISTRATION FEE DUE.
4(c).	[   ]	Check box if this is the last time the
issuer will be filing this Form.

5.		Calculation of registration fee:

	(i)	Aggregate sale price of securities sold
		during the fiscal year pursuant to section
24(f):		$392,878,760.19

	(ii)	Aggregate price of securities redeemed
		or repurchased during the fiscal year:	$
187,041,485.16

	(iii)	Aggregate price of securities redeemed
		or repurchased during any PRIOR fiscal
year ending no earlier than October 11, 1995 that were
not previously used to reduce registration fees payable to
the Commission:	$  0

	(iv)	Total available redemption credits
		[add Items 5(ii) and 5(iii)]:		 $
187,041,485.16



	(v)	Net sales -- if Item 5(i) is greater
		than Item 5(iv) [subtract Item 5(iv)
	 $ 205,837,275.03
		from Item 5(i)]:

	(vi)	Redemption credits available for use
		in future years -- if Item 5(i) is	$ 0


			less than Item 5(iv) [subtract Item
5(iv) from Item 5(i)]:

	(vii)	Multiplier for determining registration
		fee (See Instruction C.9):	x
0.00012880

	(viii)	Registration fee due [multiply Item 5(v)
		by Item 5(vii)] (enter 0 if no fee is due):
	= $ 26,511.84



6.	Prepaid Shares

		If the response to Item 5(i) was
determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _0

7.	Interest due -- if this Form is being filed more
than 90 days after the
	end of the issuers fiscal year (see Instruction D):
	+ $0

8.	Total of the amount of the registration fee due
plus any interest due
	[Item 5(viii) plus Item 7]:	= $ 26,511.84

9.	Date the registration fee and any interest
payment was sent to the Commissions lockbox
depository: 12/23/2013:  $26,511.84


	Method of Delivery:


			[ X ]  Wire Transfer
			[    ]  Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)
			/s/ Gregory K. Ramirez
			Gregory K. Ramirez Chief
Financial Officer, Vice President and Treasurer

Date: 	12/23/2013







U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
ANNUAL NOTICE OF SECURITES SOLD
PURSUANT TO RULE 24F-2


1.	Name and address of issuer:	Artisan Partners
Funds, Inc.
		875 East Wisconsin Ave.
		Suite 800
		Milwaukee, Wisconsin 53202
2.	The name of each series or class of securities for
which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the
box but do not list series or classes):	[  ]



3.	Artisan Global Opportunities Fund Investor
Shares

Investment Company Act File Number: 811-08932

	Securities Act File Number: 33-88316

4(a).	Last day of fiscal year for which this Form is
filed: September 30, 2013
4(b).	[  ]	Check box if this Form is being filed late
(i.e., more than 90 calendar days after the end of the
issuers fiscal year).
(See instruction A.2)
NOTE: IF THE FORM IS BEING FILED LATE,
INTEREST MUST BE PAID ON THE
REGISTRATION FEE DUE.
4(c).	[   ]	Check box if this is the last time the
issuer will be filing this Form.

5.		Calculation of registration fee:

	(i)	Aggregate sale price of securities sold
		during the fiscal year pursuant to section
24(f):		$345,742,229.55

	(ii)	Aggregate price of securities redeemed
		or repurchased during the fiscal year:	$
107,009,226.72

	(iii)	Aggregate price of securities redeemed
		or repurchased during any PRIOR fiscal
year ending no earlier than October 11, 1995 that were
not previously used to reduce registration fees payable to
the Commission:	$  0

	(iv)	Total available redemption credits
		[add Items 5(ii) and 5(iii)]:		 $
107,009,226.72



	(v)	Net sales -- if Item 5(i) is greater
		than Item 5(iv) [subtract Item 5(iv)
	 $ 238,733,002.83
		from Item 5(i)]:

	(vi)	Redemption credits available for use
		in future years -- if Item 5(i) is	$ 0


			less than Item 5(iv) [subtract Item
5(iv) from Item 5(i)]:

	(vii)	Multiplier for determining registration
		fee (See Instruction C.9):	x
0.00012880

	(viii)	Registration fee due [multiply Item 5(v)
		by Item 5(vii)] (enter 0 if no fee is due):
	= $ 30,748.81



6.	Prepaid Shares

		If the response to Item 5(i) was
determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _0

7.	Interest due -- if this Form is being filed more
than 90 days after the
	end of the issuers fiscal year (see Instruction D):
	+ $0

8.	Total of the amount of the registration fee due
plus any interest due
	[Item 5(viii) plus Item 7]:	= $ 30,748.81

9.	Date the registration fee and any interest
payment was sent to the Commissions lockbox
depository: 12/23/2013:  $30,748.81


	Method of Delivery:


			[ X ]  Wire Transfer
			[    ]  Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)
			/s/ Gregory K. Ramirez
			Gregory K. Ramirez Chief
Financial Officer, Vice President and Treasurer

Date: 	12/23/2013







U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
ANNUAL NOTICE OF SECURITES SOLD
PURSUANT TO RULE 24F-2


1.	Name and address of issuer:	Artisan Partners
Funds, Inc.
		875 East Wisconsin Ave.
		Suite 800
		Milwaukee, Wisconsin 53202
2.	The name of each series or class of securities for
which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the
box but do not list series or classes):	[  ]



3.	Artisan Global Opportunities Fund Institutional
Shares

Investment Company Act File Number: 811-08932

	Securities Act File Number: 33-88316

4(a).	Last day of fiscal year for which this Form is
filed: September 30, 2013
4(b).	[  ]	Check box if this Form is being filed late
(i.e., more than 90 calendar days after the end of the
issuers fiscal year).
(See instruction A.2)
NOTE: IF THE FORM IS BEING FILED LATE,
INTEREST MUST BE PAID ON THE
REGISTRATION FEE DUE.
4(c).	[   ]	Check box if this is the last time the
issuer will be filing this Form.

5.		Calculation of registration fee:

	(i)	Aggregate sale price of securities sold
		during the fiscal year pursuant to section
24(f):		$106,606,054.12

	(ii)	Aggregate price of securities redeemed
		or repurchased during the fiscal year:	$
5,701,858.44

	(iii)	Aggregate price of securities redeemed
		or repurchased during any PRIOR fiscal
year ending no earlier than October 11, 1995 that were
not previously used to reduce registration fees payable to
the Commission:	$  0

	(iv)	Total available redemption credits
		[add Items 5(ii) and 5(iii)]:		 $
5,701,858.44



	(v)	Net sales -- if Item 5(i) is greater
		than Item 5(iv) [subtract Item 5(iv)
	 $ 100,904,195.68
		from Item 5(i)]:

	(vi)	Redemption credits available for use
		in future years -- if Item 5(i) is	$ 0


			less than Item 5(iv) [subtract Item
5(iv) from Item 5(i)]:

	(vii)	Multiplier for determining registration
		fee (See Instruction C.9):	x
0.00012880

	(viii)	Registration fee due [multiply Item 5(v)
		by Item 5(vii)] (enter 0 if no fee is due):
	= $ 12,996.46



6.	Prepaid Shares

		If the response to Item 5(i) was
determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _0

7.	Interest due -- if this Form is being filed more
than 90 days after the
	end of the issuers fiscal year (see Instruction D):
	+ $0

8.	Total of the amount of the registration fee due
plus any interest due
	[Item 5(viii) plus Item 7]:	= $ 12,996.46

9.	Date the registration fee and any interest
payment was sent to the Commissions lockbox
depository: 12/23/2013:  $12,996.46


	Method of Delivery:


			[ X ]  Wire Transfer
			[    ]  Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)
			/s/ Gregory K. Ramirez
			Gregory K. Ramirez Chief
Financial Officer, Vice President and Treasurer

Date: 	12/23/2013







U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
ANNUAL NOTICE OF SECURITES SOLD
PURSUANT TO RULE 24F-2


1.	Name and address of issuer:	Artisan Partners
Funds, Inc.
		875 East Wisconsin Ave.
		Suite 800
		Milwaukee, Wisconsin 53202
2.	The name of each series or class of securities for
which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the
box but do not list series or classes):	[  ]



3.	Artisan Value Fund Investor Shares

Investment Company Act File Number: 811-08932

	Securities Act File Number: 33-88316

4(a).	Last day of fiscal year for which this Form is
filed: September 30, 2013
4(b).	[  ]	Check box if this Form is being filed late
(i.e., more than 90 calendar days after the end of the
issuers fiscal year).
(See instruction A.2)
NOTE: IF THE FORM IS BEING FILED LATE,
INTEREST MUST BE PAID ON THE
REGISTRATION FEE DUE.
4(c).	[   ]	Check box if this is the last time the
issuer will be filing this Form.

5.		Calculation of registration fee:

	(i)	Aggregate sale price of securities sold
		during the fiscal year pursuant to section
24(f):		$625,098,290.33

	(ii)	Aggregate price of securities redeemed
		or repurchased during the fiscal year:	$
263,577,119.82

	(iii)	Aggregate price of securities redeemed
		or repurchased during any PRIOR fiscal
year ending no earlier than October 11, 1995 that were
not previously used to reduce registration fees payable to
the Commission:	$  0

	(iv)	Total available redemption credits
		[add Items 5(ii) and 5(iii)]:		 $
263,577,119.82



	(v)	Net sales -- if Item 5(i) is greater
		than Item 5(iv) [subtract Item 5(iv)
	 $ 361,521,170.51
		from Item 5(i)]:

	(vi)	Redemption credits available for use
		in future years -- if Item 5(i) is	$ 0


			less than Item 5(iv) [subtract Item
5(iv) from Item 5(i)]:

	(vii)	Multiplier for determining registration
		fee (See Instruction C.9):	x
0.00012880

	(viii)	Registration fee due [multiply Item 5(v)
		by Item 5(vii)] (enter 0 if no fee is due):
	= $ 46,563.93



6.	Prepaid Shares

		If the response to Item 5(i) was
determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _0

7.	Interest due -- if this Form is being filed more
than 90 days after the
	end of the issuers fiscal year (see Instruction D):
	+ $0

8.	Total of the amount of the registration fee due
plus any interest due
	[Item 5(viii) plus Item 7]:	= $ 46,563.93

9.	Date the registration fee and any interest
payment was sent to the Commissions lockbox
depository: 12/23/2013:  $46,563.93


	Method of Delivery:


			[ X ]  Wire Transfer
			[    ]  Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)
			/s/ Gregory K. Ramirez
			Gregory K. Ramirez Chief
Financial Officer, Vice President and Treasurer

Date: 	12/23/2013







U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
ANNUAL NOTICE OF SECURITES SOLD
PURSUANT TO RULE 24F-2


1.	Name and address of issuer:	Artisan Partners
Funds, Inc.
		875 East Wisconsin Ave.
		Suite 800
		Milwaukee, Wisconsin 53202
2.	The name of each series or class of securities for
which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the
box but do not list series or classes):	[  ]



3.	Artisan Value Fund Institutional Shares

Investment Company Act File Number: 811-08932

	Securities Act File Number: 33-88316

4(a).	Last day of fiscal year for which this Form is
filed: September 30, 2013
4(b).	[  ]	Check box if this Form is being filed late
(i.e., more than 90 calendar days after the end of the
issuers fiscal year).
(See instruction A.2)
NOTE: IF THE FORM IS BEING FILED LATE,
INTEREST MUST BE PAID ON THE
REGISTRATION FEE DUE.
4(c).	[   ]	Check box if this is the last time the
issuer will be filing this Form.

5.		Calculation of registration fee:

	(i)	Aggregate sale price of securities sold
		during the fiscal year pursuant to section
24(f):		$91,146,450.89

	(ii)	Aggregate price of securities redeemed
		or repurchased during the fiscal year:	$
38,944,323.80

	(iii)	Aggregate price of securities redeemed
		or repurchased during any PRIOR fiscal
year ending no earlier than October 11, 1995 that were
not previously used to reduce registration fees payable to
the Commission:	$  0

	(iv)	Total available redemption credits
		[add Items 5(ii) and 5(iii)]:		 $
38,944,323.80



	(v)	Net sales -- if Item 5(i) is greater
		than Item 5(iv) [subtract Item 5(iv)
	 $ 52,202,127.09
		from Item 5(i)]:

	(vi)	Redemption credits available for use
		in future years -- if Item 5(i) is	$ 0


			less than Item 5(iv) [subtract Item
5(iv) from Item 5(i)]:

	(vii)	Multiplier for determining registration
		fee (See Instruction C.9):	x
0.00012880

	(viii)	Registration fee due [multiply Item 5(v)
		by Item 5(vii)] (enter 0 if no fee is due):
	= $ 6,723.63



6.	Prepaid Shares

		If the response to Item 5(i) was
determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _0

7.	Interest due -- if this Form is being filed more
than 90 days after the
	end of the issuers fiscal year (see Instruction D):
	+ $0

8.	Total of the amount of the registration fee due
plus any interest due
	[Item 5(viii) plus Item 7]:	= $ 6,723.63

9.	Date the registration fee and any interest
payment was sent to the Commissions lockbox
depository: 12/23/2013:  $6,723.63


	Method of Delivery:


			[ X ]  Wire Transfer
			[    ]  Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)
			/s/ Gregory K. Ramirez
			Gregory K. Ramirez Chief
Financial Officer, Vice President and Treasurer

Date: 	12/23/2013







U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
ANNUAL NOTICE OF SECURITES SOLD
PURSUANT TO RULE 24F-2


1.	Name and address of issuer:	Artisan Partners
Funds, Inc.
		875 East Wisconsin Ave.
		Suite 800
		Milwaukee, Wisconsin 53202
2.	The name of each series or class of securities for
which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the
box but do not list series or classes):	[  ]



3.	Artisan Emerging Markets Fund Institutional
Shares

Investment Company Act File Number: 811-08932

	Securities Act File Number: 33-88316

4(a).	Last day of fiscal year for which this Form is
filed: September 30, 2013
4(b).	[  ]	Check box if this Form is being filed late
(i.e., more than 90 calendar days after the end of the
issuers fiscal year).
(See instruction A.2)
NOTE: IF THE FORM IS BEING FILED LATE,
INTEREST MUST BE PAID ON THE
REGISTRATION FEE DUE.
4(c).	[   ]	Check box if this is the last time the
issuer will be filing this Form.

5.		Calculation of registration fee:

	(i)	Aggregate sale price of securities sold
		during the fiscal year pursuant to section
24(f):		$107,634,013.53

	(ii)	Aggregate price of securities redeemed
		or repurchased during the fiscal year:	$
129,368,368.46

	(iii)	Aggregate price of securities redeemed
		or repurchased during any PRIOR fiscal
year ending no earlier than October 11, 1995 that were
not previously used to reduce registration fees payable to
the Commission:	$  0

	(iv)	Total available redemption credits
		[add Items 5(ii) and 5(iii)]:		 $
129,368,368.46



	(v)	Net sales -- if Item 5(i) is greater
		than Item 5(iv) [subtract Item 5(iv)
	 $ 0
		from Item 5(i)]:

	(vi)	Redemption credits available for use
		in future years -- if Item 5(i) is	$
(21,734,354.93)


			less than Item 5(iv) [subtract Item
5(iv) from Item 5(i)]:

	(vii)	Multiplier for determining registration
		fee (See Instruction C.9):	x
0.00012880

	(viii)	Registration fee due [multiply Item 5(v)
		by Item 5(vii)] (enter 0 if no fee is due):
	= $ 0



6.	Prepaid Shares

		If the response to Item 5(i) was
determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _0

7.	Interest due -- if this Form is being filed more
than 90 days after the
	end of the issuers fiscal year (see Instruction D):
	+ $0

8.	Total of the amount of the registration fee due
plus any interest due
	[Item 5(viii) plus Item 7]:	= $ 0

9.	Date the registration fee and any interest
payment was sent to the Commissions lockbox
depository: 12/23/2013:  $0


	Method of Delivery:


			[ X ]  Wire Transfer
			[    ]  Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)
			/s/ Gregory K. Ramirez
			Gregory K. Ramirez Chief
Financial Officer, Vice President and Treasurer

Date: 	12/23/2013








U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
ANNUAL NOTICE OF SECURITES SOLD
PURSUANT TO RULE 24F-2


1.	Name and address of issuer:	Artisan Partners
Funds, Inc.
		875 East Wisconsin Ave.
		Suite 800
		Milwaukee, Wisconsin 53202
2.	The name of each series or class of securities for
which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the
box but do not list series or classes):	[  ]



3.	Artisan Emerging Markets Fund Advisor Shares

Investment Company Act File Number: 811-08932

	Securities Act File Number: 33-88316

4(a).	Last day of fiscal year for which this Form is
filed: September 30, 2013
4(b).	[  ]	Check box if this Form is being filed late
(i.e., more than 90 calendar days after the end of the
issuers fiscal year).
(See instruction A.2)
NOTE: IF THE FORM IS BEING FILED LATE,
INTEREST MUST BE PAID ON THE
REGISTRATION FEE DUE.
4(c).	[   ]	Check box if this is the last time the
issuer will be filing this Form.

5.		Calculation of registration fee:

	(i)	Aggregate sale price of securities sold
		during the fiscal year pursuant to section
24(f):		$65,378,207.17

	(ii)	Aggregate price of securities redeemed
		or repurchased during the fiscal year:	$
148,513,905.48

	(iii)	Aggregate price of securities redeemed
		or repurchased during any PRIOR fiscal
year ending no earlier than October 11, 1995 that were
not previously used to reduce registration fees payable to
the Commission:	$  59,983,753.00

	(iv)	Total available redemption credits
		[add Items 5(ii) and 5(iii)]:		 $
208,497,658.48



	(v)	Net sales -- if Item 5(i) is greater
		than Item 5(iv) [subtract Item 5(iv)
	 $ 0
		from Item 5(i)]:

	(vi)	Redemption credits available for use
		in future years -- if Item 5(i) is	$
(143,119,451.31)


			less than Item 5(iv) [subtract Item
5(iv) from Item 5(i)]:

	(vii)	Multiplier for determining registration
		fee (See Instruction C.9):	x
0.00012880

	(viii)	Registration fee due [multiply Item 5(v)
		by Item 5(vii)] (enter 0 if no fee is due):
	= $ 0



6.	Prepaid Shares

		If the response to Item 5(i) was
determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _0

7.	Interest due -- if this Form is being filed more
than 90 days after the
	end of the issuers fiscal year (see Instruction D):
	+ $0

8.	Total of the amount of the registration fee due
plus any interest due
	[Item 5(viii) plus Item 7]:	= $ 0

9.	Date the registration fee and any interest
payment was sent to the Commissions lockbox
depository: 12/23/2013:  $0


	Method of Delivery:


			[ X ]  Wire Transfer
			[    ]  Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)
			/s/ Gregory K. Ramirez
			Gregory K. Ramirez Chief
Financial Officer, Vice President and Treasurer

Date: 	12/23/2013








U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
ANNUAL NOTICE OF SECURITES SOLD
PURSUANT TO RULE 24F-2


1.	Name and address of issuer:	Artisan Partners
Funds, Inc.
		875 East Wisconsin Ave.
		Suite 800
		Milwaukee, Wisconsin 53202
2.	The name of each series or class of securities for
which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the
box but do not list series or classes):	[  ]



3.	Artisan Global Value Fund Investor Shares

Investment Company Act File Number: 811-08932

	Securities Act File Number: 33-88316

4(a).	Last day of fiscal year for which this Form is
filed: September 30, 2013
4(b).	[  ]	Check box if this Form is being filed late
(i.e., more than 90 calendar days after the end of the
issuers fiscal year).
(See instruction A.2)
NOTE: IF THE FORM IS BEING FILED LATE,
INTEREST MUST BE PAID ON THE
REGISTRATION FEE DUE.
4(c).	[   ]	Check box if this is the last time the
issuer will be filing this Form.

5.		Calculation of registration fee:

	(i)	Aggregate sale price of securities sold
		during the fiscal year pursuant to section
24(f):		$593,892,353.43

	(ii)	Aggregate price of securities redeemed
		or repurchased during the fiscal year:	$
116,508,441.73

	(iii)	Aggregate price of securities redeemed
		or repurchased during any PRIOR fiscal
year ending no earlier than October 11, 1995 that were
not previously used to reduce registration fees payable to
the Commission:	$  0

	(iv)	Total available redemption credits
		[add Items 5(ii) and 5(iii)]:		 $
116,508,441.73



	(v)	Net sales -- if Item 5(i) is greater
		than Item 5(iv) [subtract Item 5(iv)
	 $ 477,383,911.70
		from Item 5(i)]:

	(vi)	Redemption credits available for use
		in future years -- if Item 5(i) is	$ 0


			less than Item 5(iv) [subtract Item
5(iv) from Item 5(i)]:

	(vii)	Multiplier for determining registration
		fee (See Instruction C.9):	x
0.00012880

	(viii)	Registration fee due [multiply Item 5(v)
		by Item 5(vii)] (enter 0 if no fee is due):
	= $ 61,487.05



6.	Prepaid Shares

		If the response to Item 5(i) was
determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _0

7.	Interest due -- if this Form is being filed more
than 90 days after the
	end of the issuers fiscal year (see Instruction D):
	+ $0

8.	Total of the amount of the registration fee due
plus any interest due
	[Item 5(viii) plus Item 7]:	= $ 61,487.05

9.	Date the registration fee and any interest
payment was sent to the Commissions lockbox
depository: 12/23/2013:  $61,487.05


	Method of Delivery:


			[ X ]  Wire Transfer
			[    ]  Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)
			/s/ Gregory K. Ramirez
			Gregory K. Ramirez Chief
Financial Officer, Vice President and Treasurer

Date: 	12/23/2013







U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
ANNUAL NOTICE OF SECURITES SOLD
PURSUANT TO RULE 24F-2


1.	Name and address of issuer:	Artisan Partners
Funds, Inc.
		875 East Wisconsin Ave.
		Suite 800
		Milwaukee, Wisconsin 53202
2.	The name of each series or class of securities for
which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the
box but do not list series or classes):	[  ]



3.	Artisan Global Value Fund Institutional Shares

Investment Company Act File Number: 811-08932

	Securities Act File Number: 33-88316

4(a).	Last day of fiscal year for which this Form is
filed: September 30, 2013
4(b).	[  ]	Check box if this Form is being filed late
(i.e., more than 90 calendar days after the end of the
issuers fiscal year).
(See instruction A.2)
NOTE: IF THE FORM IS BEING FILED LATE,
INTEREST MUST BE PAID ON THE
REGISTRATION FEE DUE.
4(c).	[   ]	Check box if this is the last time the
issuer will be filing this Form.

5.		Calculation of registration fee:

	(i)	Aggregate sale price of securities sold
		during the fiscal year pursuant to section
24(f):		$276,998,764.83

	(ii)	Aggregate price of securities redeemed
		or repurchased during the fiscal year:	$
22,287.64

	(iii)	Aggregate price of securities redeemed
		or repurchased during any PRIOR fiscal
year ending no earlier than October 11, 1995 that were
not previously used to reduce registration fees payable to
the Commission:	$  0

	(iv)	Total available redemption credits
		[add Items 5(ii) and 5(iii)]:		 $
22,287.64



	(v)	Net sales -- if Item 5(i) is greater
		than Item 5(iv) [subtract Item 5(iv)
	 $ 276,976,477.19
		from Item 5(i)]:

	(vi)	Redemption credits available for use
		in future years -- if Item 5(i) is	$ 0


			less than Item 5(iv) [subtract Item
5(iv) from Item 5(i)]:

	(vii)	Multiplier for determining registration
		fee (See Instruction C.9):	x
0.00012880

	(viii)	Registration fee due [multiply Item 5(v)
		by Item 5(vii)] (enter 0 if no fee is due):
	= $ 35,674.57



6.	Prepaid Shares

		If the response to Item 5(i) was
determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _0

7.	Interest due -- if this Form is being filed more
than 90 days after the
	end of the issuers fiscal year (see Instruction D):
	+ $0

8.	Total of the amount of the registration fee due
plus any interest due
	[Item 5(viii) plus Item 7]:	= $ 35,674.57

9.	Date the registration fee and any interest
payment was sent to the Commissions lockbox
depository: 12/23/2013:  $35,674.57


	Method of Delivery:


			[ X ]  Wire Transfer
			[    ]  Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)
			/s/ Gregory K. Ramirez
			Gregory K. Ramirez Chief
Financial Officer, Vice President and Treasurer

Date: 	12/23/2013







U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
ANNUAL NOTICE OF SECURITES SOLD
PURSUANT TO RULE 24F-2


1.	Name and address of issuer:	Artisan Partners
Funds, Inc.
		875 East Wisconsin Ave.
		Suite 800
		Milwaukee, Wisconsin 53202
2.	The name of each series or class of securities for
which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the
box but do not list series or classes):	[  ]



3.	Artisan Global Small Cap Fund

Investment Company Act File Number: 811-08932

	Securities Act File Number: 33-88316

4(a).	Last day of fiscal year for which this Form is
filed: September 30, 2013
4(b).	[  ]	Check box if this Form is being filed late
(i.e., more than 90 calendar days after the end of the
issuers fiscal year).
(See instruction A.2)
NOTE: IF THE FORM IS BEING FILED LATE,
INTEREST MUST BE PAID ON THE
REGISTRATION FEE DUE.
4(c).	[   ]	Check box if this is the last time the
issuer will be filing this Form.

5.		Calculation of registration fee:

	(i)	Aggregate sale price of securities sold
		during the fiscal year pursuant to section
24(f):		$38,972,756.08

	(ii)	Aggregate price of securities redeemed
		or repurchased during the fiscal year:	$
278,945.39

	(iii)	Aggregate price of securities redeemed
		or repurchased during any PRIOR fiscal
year ending no earlier than October 11, 1995 that were
not previously used to reduce registration fees payable to
the Commission:	$  0

	(iv)	Total available redemption credits
		[add Items 5(ii) and 5(iii)]:		 $
278,945.39



	(v)	Net sales -- if Item 5(i) is greater
		than Item 5(iv) [subtract Item 5(iv)
	 $ 38,693,810.69
		from Item 5(i)]:

	(vi)	Redemption credits available for use
		in future years -- if Item 5(i) is	$ 0


			less than Item 5(iv) [subtract Item
5(iv) from Item 5(i)]:

	(vii)	Multiplier for determining registration
		fee (See Instruction C.9):	x
0.00012880

	(viii)	Registration fee due [multiply Item 5(v)
		by Item 5(vii)] (enter 0 if no fee is due):
	= $ 4,983.76



6.	Prepaid Shares

		If the response to Item 5(i) was
determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _0

7.	Interest due -- if this Form is being filed more
than 90 days after the
	end of the issuers fiscal year (see Instruction D):
	+ $0

8.	Total of the amount of the registration fee due
plus any interest due
	[Item 5(viii) plus Item 7]:	= $ 4,983.76

9.	Date the registration fee and any interest
payment was sent to the Commissions lockbox
depository: 12/23/2013:  $4,983.76


	Method of Delivery:

			[ X ]  Wire Transfer
			[    ]  Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)
			/s/ Gregory K. Ramirez
			Gregory K. Ramirez Chief
Financial Officer, Vice President and Treasurer
Date: 	12/23/2013